DISPOSAL OF SUBSIDIARY	12 Months Ended
Jun. 30, 2023
Disposal Of Subsidary [Abstract]
DISPOSAL OF SUBSIDIARY
NOTE 26 - DISPOSA
L
OF SUBSIDIARY
The Company received $13,160
from
 the
disposal
 of
Cixi HollySys Precision Technology Co., Ltd., (“Cixi
H
olly
S
ys”)

prior to the year ended June 30, 202
3
. The disposal transaction was completed in February 2022, and a disposal gain of $55 was recognized under the caption gains on disposal of subsidiaries in the consolidated statements of comprehensive income for the year ended June 30, 2022.